Pensions and Other Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Retirement Benefits [Abstract]
Ultimate health care cost trend rate	8.30%	8.30%
Benefit plan expense	$ 54	$ 93	$ 94
Total parent matching contributions	14	14	12
Cost of providing special benefits	$ 46	$ 49	$ 53